Income Tax/Deferred Tax - Summary of Reconciliation of Income Tax Charged to Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Income for the Year Before Income Tax	$ (3,027,209)	$ (14,483,807)
Effective Tax Rate	30.00%	35.00%
Income (Loss) for the Year at the Tax Rate	$ (908,163)	$ (5,069,332)
Permanent Differences at the Tax Rate	0	0
- Income (Loss) from Equity Instruments	207,417	93,519
- Non-taxable Income (Loss)	180,588	94,244
- Donations and Other Non-deductible Expenses	(65,921)	(82,312)
- Other	(406,621)	(302,991)
- Allowance for Impairment	(1,888)	211,250
- Fines		(63)
- Inflation effect	(6,410,820)	(3,303,793)
- Law 27430 Rate Adjustment	461,207	718,691
Total Income Tax Charge for the Year	(6,944,201)	(7,640,787)
Current Income Tax	(6,921,400)	(6,971,658)
Deferred Tax Charge	397,187	(730,095)
Allowance for Impairment	(1,888)	211,250
Adjustment to Prior-Year Tax Return	(82,340)	(151,496)
Law 27430 Adjustment	(335,760)	1,212
Total Income Tax Charge for the Year	$ (6,944,201)	$ (7,640,787)